Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 513,390,000	$ 244,090,000	$ 236,330,000	$ 156,120,000	$ 24,970,000	$ 1,174,900,000
BRAZIL
Total	2,640,000	93,280,000	70,440,000			166,360,000
BRAZIL | City of Aripuana [Member]
Total	20,000		30,000			50,000
BRAZIL | City of Cacapava do Sul [Member]
Total	20,000					20,000
BRAZIL | City of vazante [Member]
Total			40,000			40,000
BRAZIL | Federal Government of Brazil [Member]
Total	80,000	8,480,000	1,230,000			9,790,000
BRAZIL | State of Mato Grosso [Member]
Total			5,040,000			5,040,000
BRAZIL | State of Minas Gerais [Member]
Total	120,000		100,000			220,000
PERU
Total	510,750,000	150,810,000	165,890,000	156,120,000	24,970,000	1,008,540,000
PERU | Association of Artisanal Fishermen of Puerto Tambo de Mora [Member]
Total				70,000		70,000
PERU | City of Chincha [Member]
Total					1,730,000	1,730,000
PERU | City of Pasco [Member]
Total				90,000	$ 540,000	630,000
PERU | Community of Chavin [Member]
Total				2,030,000		2,030,000
PERU | Community of Huancamachay [Member]
Total				470,000		470,000
PERU | Community of Huallanca [Member]
Total				80,000		80,000
PERU | Community of Joraoniyoc [Member]
Total				1,210,000		1,210,000
PERU | Community of La Quinua [Member]
Total				160,000		160,000
PERU | Community of Machcan [Member]
Total				830,000		830,000
PERU | Community of Polobaya [Member]
Total				60,000		60,000
PERU | Community of San Francisco de Asis de Yarusyacan [Member]
Total				270,000		270,000
PERU | Community of San Juan of Milpo [Member]
Total				6,650,000		6,650,000
PERU | Community of San Miguel [Member]
Total				720,000		720,000
PERU | Community of San Ramon de Yanapampa [Member]
Total				80,000		80,000
PERU | Community of Santa Rosa de Pitic [Member]
Total				110,000		110,000
PERU | Community of Shipasbmba [Member]
Total				300,000		300,000
PERU | Community of Ticlacayan [Member]
Total				200,000		200,000
PERU | Government of Peru [Member]
Total	$ 46,450,000	$ 13,710,000	$ 15,090,000			75,250,000
PERU | Topara Valley Agricultural Development and Defense Association [Member]
Total				$ 690,000		$ 690,000